Overlay Shares Core Bond ETF
Schedule of Investments
November 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.7%		Shares	Value
iShares Core U.S. Aggregate Bond ETF (a)(b)		329,493	$33,219,484
TOTAL EXCHANGE TRADED FUNDS (Cost $38,054,832)			33,219,484

PURCHASED OPTIONS - 0.1% (c)	Notional Amount	Contracts	Value
Put Options - 0.1%
CBOE S&P 500 Index (d)(e)(f)
Expiration: 12/01/2025; Exercise Price: $6,600.00	$8,218,908	12	240
Expiration: 12/02/2025; Exercise Price: $6,600.00	8,218,908	12	750
Expiration: 12/05/2025; Exercise Price: $6,700.00	8,218,908	12	10,860
Expiration: 12/08/2025; Exercise Price: $6,700.00	8,903,817	13	16,380
TOTAL PURCHASED OPTIONS (Cost $215,565)			28,230

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (g)		Shares	Value
First American Government Obligations Fund - Class X, 3.92% (b)(h)		6,558	6,558
TOTAL MONEY MARKET FUNDS (Cost $6,558)			6,558

TOTAL INVESTMENTS - 99.8% (Cost $38,276,955)			33,254,272
Other Assets in Excess of Liabilities - 0.2%			52,512
TOTAL NET ASSETS - 100.0%			$33,306,784

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $29,697,342.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Overlay Shares Core Bond ETF
Schedule of Written Options
November 30, 2025 (Unaudited)

WRITTEN OPTIONS - (0.3)%	Notional Amount	Contracts	Value
Put Options - (0.3)%
CBOE S&P 500 Index (a)(b)
Expiration: 12/01/2025; Exercise Price: $6,750.00	$(8,218,908)	(12)	$(1,830)
Expiration: 12/02/2025; Exercise Price: $6,660.00	(8,218,908)	(12)	(1,350)
Expiration: 12/05/2025; Exercise Price: $6,830.00	(8,218,908)	(12)	(41,520)
Expiration: 12/08/2025; Exercise Price: $6,800.00	(8,903,817)	(13)	(39,845)
TOTAL WRITTEN OPTIONS (Premiums received $599,985)			$(84,545)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Overlay Shares Core Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$33,219,484	$–	$–	$33,219,484
Purchased Options	–	28,230	–	28,230
Money Market Funds	6,558	–	–	6,558
Total Investments	$33,226,042	$28,230	$–	$33,254,272

Liabilities:
Investments:
Written Options	$–	$(84,545)	$–	$(84,545)
Total Investments	$–	$(84,545)	$–	$(84,545)

Refer to the Schedule of Investments for further disaggregation of investment categories.